Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
15. Property, Plant and Equipment
15.1. Property, plant and equipment by asset class

	Cost	Accumulated depreciation	12.31.2024	Cost	Accumulated depreciation	12.31.2023
In service
Reservoirs, dams and aqueducts	6,869,100	(4,885,663)	1,983,437	8,201,193	(5,068,855)	3,132,338
Machinery and equipment	8,745,054	(3,206,049)	5,539,005	9,790,697	(3,087,977)	6,702,720
Buildings	1,398,552	(933,130)	465,422	2,009,061	(1,176,398)	832,663
Land	388,270	(58,358)	329,912	499,020	(69,256)	429,764
Vehicles	12,811	(10,673)	2,138	13,056	(11,120)	1,936
Furniture and fixtures	12,449	(6,880)	5,569	14,296	(8,570)	5,726
(-) Impairment (15.4)	—	—	—	(674,077)	—	(674,077)
(-) Special Obligations	(19,223)	681	(18,542)	(6,877)	510	(6,367)
	17,407,013	(9,100,072)	8,306,941	19,846,369	(9,421,666)	10,424,703

In progress
Cost	224,635	—	224,635	415,597	—	415,597
(-) Impairment (15.4)	(14,879)	—	(14,879)	(14,879)	—	(14,879)
	209,756	—	209,756	400,718	—	400,718
	17,616,769	(9,100,072)	8,516,697	20,247,087	(9,421,666)	10,825,421
15.2. Changes in property, plant and equipment

	Balance as of January 1, 2024	Additions / Impairment	Depreciation	Write-offs or disposal	Transfers	Reclassification (a)	Balance as of December 31, 2024
In service
Reservoirs, dams and aqueducts	3,132,338	—	(137,424)	(2,852)	13,078	(1,021,703)	1,983,437
Machinery and equipment	6,702,720	29,258	(388,447)	(6,992)	196,068	(993,602)	5,539,005
Buildings	832,663	—	(35,563)	(13,341)	32,125	(350,462)	465,422
Land	429,764	—	(12,027)	(7,272)	16,337	(96,890)	329,912
Vehicles	1,936	—	(489)	(8)	701	(2)	2,138
Furniture and fixtures	5,726	—	(549)	(287)	948	(269)	5,569
(-) Impairment (15.4)	(674,077)	(27,755)	—	—	—	701,832	—
(-) Special Obligations	(6,367)	—	470	—	(12,703)	58	(18,542)
	10,424,703	1,503	(574,029)	(30,752)	246,554	(1,761,038)	8,306,941
In progress
Cost	415,597	142,584	—	(1,482)	(244,677)	(87,387)	224,635
(-) Impairment (15.4)	(14,879)	—	—	—	—	—	(14,879)
	400,718	142,584	—	(1,482)	(244,677)	(87,387)	209,756
	10,825,421	144,087	(574,029)	(32,234)	1,877	(1,848,425)	8,516,697
(a) Reclassification to Assets classified as held for sale (Note 37).

	Balance as of January 1, 2023	Additions / Impairment	Depreciation	Write-offs or disposal	Transfers	Business combination effects	Reclassification (a)	Balance as of December 31, 2023
In service
Reservoirs, dams and aqueducts	3,274,774	—	(142,902)	(14)	480	—	—	3,132,338
Machinery and equipment	5,890,366	—	(389,646)	(2,475)	283,777	1,139,428	(218,730)	6,702,720
Buildings	841,252	—	(36,707)	(517)	37,804	—	(9,169)	832,663
Land	451,524	—	(10,173)	(647)	4,109	—	(15,049)	429,764
Vehicles	2,342	—	(458)	(1)	53	—	—	1,936
Furniture and fixtures	6,136	—	(603)	(393)	689	5	(108)	5,726
(-) Impairment (15.4)	(785,205)	174,500	—	—	(171,504)	—	108,132	(674,077)
(-) Special Obligations	(418)	—	246	—	(6,297)	—	102	(6,367)
	9,680,771	174,500	(580,243)	(4,047)	149,111	1,139,433	(134,822)	10,424,703
In progress
Cost	575,080	162,540	—	(6,411)	(321,101)	47,675	(42,186)	415,597
(-) Impairment (15.4)	(186,383)	—	—	—	171,504	—	—	(14,879)
	388,697	162,540	—	(6,411)	(149,597)	47,675	(42,186)	400,718
	10,069,468	337,040	(580,243)	(10,458)	(486)	1,187,108	(177,008)	10,825,421
(a) Reclassification to Assets classified as held for sale (Note 37)
During the construction phase, loans, financing and debentures costs are capitalized. In 2024, these costs totaled R$2,820, at an average rate of 0.049% p.a. (R$2,355, at an average rate of 0.051% p.a., in 2023) at Copel GeT, and R$1,373 at an average rate of 1.97% p.a. at Copel SER (started in 2024).
15.3. Joint operations - consortiums
The amounts recorded under property, plant and equipment referring to the share of interest of Copel GeT in consortiums are shown below:

Joint operations	Share Copel GeT (%)	Annual average depreciation rate (%)	12.31.2024	12.31.2023
HPP Gov. Jayme Canet Júnior (Mauá)	51.0%
In service			860,522	859,888
(-) Accumulated depreciation		2.74%	(336,843)	(313,253)
In progress			18,112	20,447
			541,791	567,082
HPP Baixo Iguaçu	30.0%
In service			701,346	697,225
(-) Accumulated depreciation		3.30%	(132,481)	(110,039)
In progress			34,433	42,989
			603,298	630,175
			1,145,089	1,197,257
15.4. Impairment of generation segment assets
The cash-generating units in the electricity generation segment are tested based on the analysis of impairment indicators, assumptions representing the best estimates of the Company's Management, the methodology provided for in IAS 36 and the measurement of value in use. The Company treats each of its generation projects as an independent cash-generating unit.
The calculation of the value in use is based on discounted operating cash flows discounted over the duration of concessions, while maintaining the Company's current commercial conditions. The rate used to discount the cash flows is defined and updated considering the WACC (Weighted Average Cost of Capital) and CAPM (Capital Asset Pricing Model) methodologies, by font type, for the generation segment, considering usual market parameters.
Internal references such as the budget approved by the Company, historical or past data, and the updating of the timeframe for work and the amount of investments for projects in progress support the design of assumptions by Company Management. In the same framework, external references such as level of consumption of electric power and the availability of water resources support the key information about estimated cash flows.
Several assumptions used by Company Management when determining future cash flows can be affected by uncertain events, which, in turn, may give rise to variation in results. Changes in the political and economic model, for example, may lead to upward trend when projecting country risk-rating, increasing the discount rates used in tests.
In general, the tests considered the following assumptions:
•Growth compatible with historical data and perspective for the Brazilian economy growth;
•Tax discount rates specific for each type of source tested, obtained through the methodology usually applied by the market, taking into consideration the weighted average cost of capital;
•Projected revenue in accordance with the agreements in force and future market expectations, without any expectation for renewal of concession/authorization;
•Expenses broken into cash generating units, projected in view of the budget approved by the Company; and
•Updating of regulatory charges.
The table below shows the changes in the impairment:

	Balance as of January 1, 2023	Impairment / Reversal	Transfer	Balance as of December 31, 2023	Impairment / Reversal	Reclassification	Balance as of December 31, 2024
In service
HPP Colíder	(632,559)	133,653	—	(498,906)	—	498,906	—
UEGA	(108,132)	108,132	—	—	—	—	—
Power plants in Paraná	(44,514)	40,847	(171,504)	(175,171)	(27,755)	202,926	—
	(785,205)	282,632	(171,504)	(674,077)	(27,755)	701,832	—
In progress
Consórcio Tapajós (a)	(14,879)	—	—	(14,879)	—	—	(14,879)
Power plants in Paraná	(171,504)	—	171,504	—	—	—	—
	(186,383)	—	171,504	(14,879)	—	—	(14,879)
	(971,588)	282,632	—	(688,956)	(27,755)	701,832	(14,879)
(a) Project under development
In 2024, the only impairment and reclassification presented refers to the plants in the process of divestment, as detailed in Note 37.
In 2023, UEGA's impairment reversal was due to the divestment process (Note 37). For Copel's plants, no impairment indicators were found in 2023, with the exception of the Colíder HPP and the Paraná plants which, after a review of the assumptions at the time, mainly due to improved revenue estimates, lower operating costs, and a reduction in the discount rate, recorded a partial reversal of the impairment balance. On December 31, 2023, the recoverability tests considered the real and after-tax rates. The real and pre-tax discount rate ranged from 5.03% p.a. to 15.54% p.a..
Cash generating units that do not show reversal or provision for impairment
The plants that did not suffer impairment have a recoverable value greater than the book value of the property, plant and equipment assets. The following table presents the percentage in which the recoverable value (“RV”) exceeds the book value (“BV”) of the assets and demonstrates the sensitivity analysis by increasing the real discount rate after tax by 5% and 10% to assess the risk of impairment of each plant.

Cash-generating units	Discount rate	RV/BV-1	RV/BV-1 (5% Variation)	RV/BV-1 (10% Variation)	Impairment Risk
Wind power Assets
São Bento Complex (a)	8.17%	85.98%	81.73%	77.66%	—
Brisa I Complex (b)	8.17%	76.93%	72.69%	68.61%	—
Brisa II Complex (c)	8.17%	70.38%	65.45%	60.73%	—
Bento Miguel Complex (d)	8.17%	49.46%	45.05%	40.87%	—
Cutia Complex (e)	8.17%	39.32%	35.53%	31.92%	—
Jandaíra Complex (f)	5.29%	43.28%	39.34%	35.58%	—
Vilas Complex (g)	4.94%	59.50%	54.94%	50.57%	—
Aventura Complex (h)	4.66%	47.92%	43.97%	40.17%	—
Santa Rosa e Mundo Novo Complex (i)	4.66%	151.84%	145.11%	138.65%	—
Hydric Assets
Foz do Areia	5.43%	78.05%	72.30%	66.81%	—
Segredo	5.43%	54.22%	49.51%	45.01%	—
Caxias	5.43%	52.17%	47.62%	43.27%	—
Baixo Iguaçu	5.43%	3.52%	1.05%	-1.33%	8,189
Mauá	5.43%	126.24%	121.53%	116.98%	—
Bela Vista	7.66%	96.08%	89.39%	83.08%	—
Elejor	8.00%	27.83%	24.65%	21.59%	—
(a) GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b) Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c) Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d) São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
(e) Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
(f) Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
(g) Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.
(h) Aventura II, Aventura III, Aventura IV, Aventura V wind farms.
(i) Santa Rosa e Mundo Novo - SRMN: SRMN I, SRMN II, SRMN III, SRMN IV e SRMN V wind farms.
15.5. Depreciation rates

Depreciation rates (%)	12.31.2024	12.31.2023	12.31.2022
Average generation segment rates
General equipment	6.06	6.24	6.25
Machinery and equipment	3.29	3.87	3.68
Generations	3.40	3.42	3.42
Reservoirs, dams and ducts	2.26	2.64	2.67
Hydraulic turbines	2.77	2.88	2.89
Wind power plant unit	4.85	4.94	4.94
Buildings	2.79	3.05	3.07
Average rates for central government assets
Buildings	3.34	3.33	3.33
Machinery and office equipment	12.07	6.25	6.25
Furniture and fixtures	6.26	6.27	6.25
Vehicles	14.29	14.29	14.29
For all plants under the Independent Energy Production (“PIE”) exploration regime, all assets linked to hydroelectric and wind power generation plants are depreciated and/or amortized on a straight-line basis. This is done at the higher of the rate determined by the useful life of each asset or the rate calculated based on the concession term of each plant, no residual value at the end of the concession/authorization term. This practice does not apply only to the Derivação do Rio Jordão hydroelectric generation plant, since the concession contract guarantees the right to compensation at the end of the concession term.
In view of the renewal of the concessions detailed in Note 1, Management made a judgment regarding the regulatory aspects of the renewed contracts to conclude that the previously existing assets, in the amount of R$1,902,935, should remain recorded in Property, Plant and Equipment. In addition, it was necessary to reassess the estimated useful life of the existing assets of the Foz do Areia, Segredo and Salto Caxias plants. The change in accounting estimate was treated prospectively, and the impact on the result, compared to the depreciation that would be recorded if the concessions were not renewed, is an increase in total depreciation of R$1,044 in 2024, approximately R$17 million per year until 2028, R$530,126 from 2029 to 2038 and R$564,768 from 2039 to 2054.